Prepayment and other current assets	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayment and other current assets

5. Prepayment and other current assets

Prepayment and other current assets consist of the following:

	As of December 31,
	2022	2021
Prepayments	$167,677	$3,796,033
Deposit	86,102	38,552
Total	$253,779	$3,834,585

Prepayments as of December 31, 2021 principally represent advance payments made to a supplier for $3,676,000 for the purchase of marine fuel.